Commitments and Contingencies (Details)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)
Commitments and Contingencies [Abstract]
Insurance amount				$ 79,600	¥ 500,000
Deposits totaling	$ 32,247,552		$ 31,558,338
Insurance not covered	$ 79,600	¥ 500,000